November 18, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

     Re:  Merrill Lynch Colorado Municipal Bond Fund of
	  Merrill Lynch Multi-State Municipal Series Trust
	  Post-Effective Amendment No. 6 to the
	  Registration Statement on Form N-1A
	  (Securities Act File No. 33-50051
	  Investment Company Act File No. 811-4375)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Colorado
Municipal Bond Fund of Merrill Lync Multi-State Municipal
Series Trust (the "Trust")hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on November 16, 1998.

				 Very truly yours,

	  Merrill Lynch Colorado Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

	By:    /s/Robert E. Putney, III
	     _________________________
		  Robert E. Putney, III
	   	      Secretary